Earnings Per Share (Tables)	6 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share is calculated as follows

	For the Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Numerator:
Net loss (income) attributable to Global Mofy AI Limited	$(50,635,111)	$5,039,635
Denominator:
Denominator for basic earnings per share:
Weighted average Class A ordinary shares outstanding
—basic and diluted	644,858	98,740
Earnings (loss) per Class A ordinary share – basic and diluted	(69.66)	43.56
Weighted average Class B ordinary shares outstanding
—basic and diluted	81,979	16,964
Earnings (loss) per Class B ordinary share – basic and diluted	$(69.66)	$43.56